Investment Property - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [Line Items]
Amount of disposal of investment properties	$ 0	$ 0
Investment property	6,795,155	7,557,356	$ 8,356,772
Level 3 [Member]
Disclosure of detailed information about investment property [Line Items]
Investment property	7,880,432
At fair value [member]
Disclosure of detailed information about investment property [Line Items]
Investment property	$ 7,880,432	$ 8,228,673